SCHEDULE OF ANTI DILUTIVE EARNING PER SHARE (Details) (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	May 23, 2022	Jan. 24, 2022
Accounting Policies [Abstract]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.00	$ 6.00	$ 6.00	$ 6.00	$ 6.00